RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
RELATED PARTIES
Schedule of benefits to directors

	For the period of
	six months ended
	June 30,
	2023	2022
	(unaudited)	(unaudited)
Compensation to directors not employed by the Company or on its behalf	$64	$—
Number of directors entitled to receive the above compensation by the Company	3	—

	Year ended December 31,
	2022	2021	2020
Compensation to directors not employed by the Company or on its behalf	$60	$—	$—
Number of directors that received the above compensation by the Company	2	—	—

Schedule of compensation of key management personnel

	For the period of
	six months ended
	June 30,
	2023	2022
	(unaudited)	(unaudited)
Short-term employee benefits	$1,103	$951
Share-based payments	420	360
Post-employment benefits	—	9
	$1,523	$1,320
Number of key officers	7	7

	Year ended December 31,
	2022	2021	2020
Short-term employee benefits	$1,872	$1,736	$1,211
Share-based payments	758	275	218
Post-employment benefits	22	29	20
	$2,652	$2,040	$1,449
Number of key officers	7	7	6